Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Alpha Strategy Fund
Focused Growth Fund
Focused Large Cap Value Fund
Focused Small Cap Value Fund
Fundamental Equity Fund
Global Equity Fund
Growth Leaders Fund
Health Care Fund
International Equity Fund
International Opportunities Fund
International Value Fund
Micro Cap Growth Fund
Value Opportunities Fund

For the period ended January 31, 2025

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND January 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.98%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.98%
Lord Abbett Developing Growth Fund, Inc. - Class I(c)	4,131,815	$124,532,896
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I*(d)	2,130,463	64,190,864
Lord Abbett Securities Trust - International Opportunities Fund - Class I(d)	6,269,661	118,057,712
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I*(d)	2,882,498	62,982,583
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I(d)	5,904,651	126,064,299
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(d)	6,067,633	125,903,388
Total Investments in Underlying Funds (cost $553,813,998)		621,731,742
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.02%

Repurchase Agreements 0.02%
Repurchase Agreement dated 1/31/2025, 2.050% due 2/3/2025 with Fixed Income Clearing Corp. collateralized by $128,700 of U.S. Treasury Note at 4.375% due 12/15/2026; value: $129,795; proceeds: $127,260 (cost $127,238)	$127,238	$127,238
Total Investments in Securities 100.00% (cost $553,941,236)		621,858,980
Other Assets and Liabilities - Net (0.00)%		(1,767)
Net Assets 100.00%		$621,857,213

*	Non-income producing security.
(a)	These investments offer daily redemptions.
(b)	Affiliated Funds.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$621,731,742	$–	$–	$621,731,742
Short-Term Investments
Repurchase Agreements	–	127,238	–	127,238
Total	$621,731,742	$127,238	$–	$621,858,980

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)

FOCUSED GROWTH FUND January 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.63%

COMMON STOCKS 96.63%

Aerospace & Defense 2.54%
Axon Enterprise, Inc.*	3,566	$2,325,674

Automobiles 3.35%
Tesla, Inc.*	7,561	3,059,181

Biotechnology 5.36%
Argenx SE ADR*	3,087	2,022,386
Natera, Inc.*	16,263	2,877,250
Total		4,899,636

Broadline Retail 8.34%
Amazon.com, Inc.*	23,868	5,672,946
MercadoLibre, Inc. (Uruguay)*(a)	1,016	1,952,945
Total		7,625,891

Communications Equipment 1.61%
Arista Networks, Inc.*	12,805	1,475,520

Construction & Engineering 1.02%
EMCOR Group, Inc.	2,075	929,724

Electrical Equipment 1.09%
Vertiv Holdings Co. Class A	8,536	998,883

Entertainment 7.75%
Netflix, Inc.*	3,369	3,290,705
Spotify Technology SA (Sweden)*(a)	6,913	3,792,126
Total		7,082,831

Health Care Equipment & Supplies 4.96%
Boston Scientific Corp.*	19,999	2,047,098
Intuitive Surgical, Inc.*	4,356	2,491,109
Total		4,538,207

Hotels, Restaurants & Leisure 4.51%
Cava Group, Inc.*	11,720	1,582,786
DoorDash, Inc. Class A*	13,443	2,538,442
Total		4,121,228
Investments	Shares	Fair Value
Information Technology Services 5.11%
Shopify, Inc. Class A (Canada)*(a)	21,294	$2,487,139
Wix.com Ltd. (Israel)*(a)	9,161	2,188,471
Total		4,675,610

Interactive Media & Services 14.86%
Alphabet, Inc. Class A	15,792	3,221,884
Meta Platforms, Inc. Class A	9,441	6,506,549
Reddit, Inc. Class A*	19,366	3,864,485
Total		13,592,918

Media 1.75%
Trade Desk, Inc. Class A*	13,512	1,603,604

Semiconductors & Semiconductor Equipment 10.03%
Astera Labs, Inc.*	10,147	1,029,109
Broadcom, Inc.	8,114	1,795,385
NVIDIA Corp.	52,880	6,349,301
Total		9,173,795

Software 18.02%
AppLovin Corp. Class A*	7,069	2,612,632
Atlassian Corp. Class A (Australia)*(a)	6,878	2,110,721
CyberArk Software Ltd. (Israel)*(a)	5,990	2,222,170
HubSpot, Inc.*	2,341	1,824,880
Microsoft Corp.	4,823	2,001,834
Oracle Corp.	8,995	1,529,690
Palantir Technologies, Inc. Class A*	30,519	2,517,512
ServiceNow, Inc.*	1,632	1,661,996
Total		16,481,435

Specialty Retail 2.39%
Carvana Co.*	8,821	2,183,021

Technology Hardware, Storage & Peripherals 3.94%
Apple, Inc.	15,268	3,603,248
Total Common Stocks (cost $58,408,034)		88,370,406

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FOCUSED GROWTH FUND January 31, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.98%

Repurchase Agreements 3.98%
Repurchase Agreement dated 1/31/2025, 2.050% due 2/3/2025 with Fixed Income Clearing Corp. collateralized by $3,674,900 of U.S. Treasury Note at 4.375% due 12/15/2026; value: $3,706,037; proceeds: $3,633,908 (cost $3,633,288)	$3,633,288	$3,633,288
Total Investments in Securities 100.61% (cost $62,041,322)		92,003,694
Other Assets and Liabilities - Net (0.61)%		(553,819)
Net Assets 100.00%		$91,449,875

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$88,370,406	$–	$–	$88,370,406
Short-Term Investments
Repurchase Agreements	–	3,633,288	–	3,633,288
Total	$88,370,406	$3,633,288	$–	$92,003,694

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)

FOCUSED LARGE CAP VALUE FUND January 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.70%

COMMON STOCKS 98.70%

Aerospace & Defense 3.71%
RTX Corp.	9,778	$1,260,873

Banks 5.06%
JPMorgan Chase & Co.	6,426	1,717,670

Biotechnology 5.82%
AbbVie, Inc.	6,127	1,126,755
Gilead Sciences, Inc.	8,750	850,500
Total		1,977,255

Building Products 3.39%
Allegion PLC (Ireland)(a)	8,674	1,151,300

Capital Markets 8.38%
Charles Schwab Corp.	18,379	1,520,311
KKR & Co., Inc.	7,929	1,324,698
Total		2,845,009

Construction Materials 3.45%
CRH PLC	11,822	1,170,733

Consumer Staples Distribution & Retail 6.20%
BJ’s Wholesale Club Holdings, Inc.*	11,845	1,173,247
Target Corp.	6,752	931,169
Total		2,104,416

Electronic Equipment, Instruments & Components 3.82%
TD SYNNEX Corp.	9,099	1,296,698

Financial Services 4.25%
Fiserv, Inc.*	6,672	1,441,419

Health Care Providers & Services 3.48%
Labcorp Holdings, Inc.	4,724	1,180,055

Insurance 7.33%
Aon PLC Class A	3,797	1,408,004
RenaissanceRe Holdings Ltd.	4,654	1,082,427
Total		2,490,431
Investments	Shares	Fair Value
Interactive Media & Services 4.41%
Alphabet, Inc. Class A	7,347	$1,498,935

Machinery 7.32%
Cummins, Inc.	3,381	1,204,481
Parker-Hannifin Corp.	1,813	1,281,882
Total		2,486,363

Oil, Gas & Consumable Fuels 7.53%
Diamondback Energy, Inc.	4,928	809,966
Expand Energy Corp.	8,157	828,751
Shell PLC ADR	13,914	916,237
Total		2,554,954

Pharmaceuticals 2.83%
Merck & Co., Inc.	9,734	961,914

Real Estate Management & Development 3.28%
CBRE Group, Inc. Class A*	7,683	1,112,037

Semiconductors & Semiconductor Equipment 3.80%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,169	1,291,295

Software 3.26%
Microsoft Corp.	2,667	1,106,965

Specialty Retail 5.42%
Best Buy Co., Inc.	9,611	825,201
Lowe’s Cos., Inc.	3,903	1,014,936
Total		1,840,137

Technology Hardware, Storage & Peripherals 2.73%
NetApp, Inc.	7,603	928,326

Trading Companies & Distributors 3.23%
AerCap Holdings NV (Ireland)(a)	11,466	1,096,150
Total Common Stocks (cost $24,861,939)		33,512,935

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FOCUSED LARGE CAP VALUE FUND January 31, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.54%

Repurchase Agreements 1.54%
Repurchase Agreement dated 1/31/2025, 2.050% due 2/3/2025 with Fixed Income Clearing Corp. collateralized by $529,800 of U.S. Treasury Note at 4.375% due 12/15/2026; value: $534,289; proceeds: $523,890 (cost $523,800)	$523,800	$523,800
Total Investments in Securities 100.24% (cost $25,385,739)		34,036,735
Other Assets and Liabilities - Net (0.24)%		(82,907)
Net Assets 100.00%		$33,953,828

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$33,512,935	$–	$–	$33,512,935
Short-Term Investments
Repurchase Agreements	–	523,800	–	523,800
Total	$33,512,935	$523,800	$–	$34,036,735

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)

FOCUSED SMALL CAP VALUE FUND January 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.72%

COMMON STOCKS 99.72%

Aerospace & Defense 2.01%
Leonardo DRS, Inc.*	58,390	$2,052,408

Air Freight & Logistics 2.28%
Radiant Logistics, Inc.*	331,803	2,329,257

Banks 12.13%
Axos Financial, Inc.*	28,590	1,999,299
Bancorp, Inc.*	41,250	2,518,725
First BanCorp	110,079	2,285,240
Prosperity Bancshares, Inc.	38,093	3,047,440
Wintrust Financial Corp.	19,480	2,548,179
Total		12,398,883

Capital Markets 4.05%
Bridge Investment Group Holdings, Inc. Class A	253,806	2,032,986
Moelis & Co. Class A	26,861	2,102,948
Total		4,135,934

Chemicals 6.51%
Avient Corp.	64,785	2,779,276
Element Solutions, Inc.	99,349	2,564,198
Quaker Chemical Corp.	9,249	1,305,774
Total		6,649,248

Commercial Services & Supplies 4.04%
Brady Corp. Class A	30,671	2,284,683
Vestis Corp.	131,874	1,843,598
Total		4,128,281

Electronic Equipment, Instruments & Components 10.51%
Advanced Energy Industries, Inc.	28,671	3,299,459
Belden, Inc.	26,081	3,037,654
Mirion Technologies, Inc.*	115,706	1,832,783
Vishay Precision Group, Inc.*	110,440	2,573,252
Total		10,743,148
Investments	Shares	Fair Value
Energy Equipment & Services 2.07%
Liberty Energy, Inc.	115,634	$2,117,259

Financial Services 3.86%
Compass Diversified Holdings	114,628	2,435,845
International Money Express, Inc.*	79,730	1,507,694
Total		3,943,539

Food Products 2.26%
Simply Good Foods Co.*	60,894	2,313,972

Health Care Equipment & Supplies 4.84%
Integer Holdings Corp.*	16,135	2,294,720
Integra LifeSciences Holdings Corp.*	101,496	2,649,045
Total		4,943,765

Health Care Providers & Services 1.49%
Addus HomeCare Corp.*	12,162	1,522,196

Household Durables 2.26%
Worthington Enterprises, Inc.	55,123	2,309,654

Insurance 7.15%
Bowhead Specialty Holdings, Inc.*	60,009	1,940,091
Kemper Corp.	31,694	2,129,203
White Mountains Insurance Group Ltd.	1,674	3,234,938
Total		7,304,232

Leisure Products 7.23%
Acushnet Holdings Corp.	27,197	1,776,508
Brunswick Corp.	41,928	2,827,624
YETI Holdings, Inc.*	74,604	2,779,745
Total		7,383,877

Life Sciences Tools & Services 2.56%
Azenta, Inc.*	48,431	2,617,696

Machinery 2.65%
Columbus McKinnon Corp.	74,261	2,704,586

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FOCUSED SMALL CAP VALUE FUND January 31, 2025

Investments	Shares	Fair Value
Media 2.47%
Criteo SA ADR*	66,561	$2,528,652

Oil, Gas & Consumable Fuels 6.15%
Gulfport Energy Corp.*	7,916	1,413,085
MEG Energy Corp.(a)	173,309	2,841,679
Northern Oil & Gas, Inc.	56,323	2,024,812
Total		6,279,576

Professional Services 2.82%
Genpact Ltd.	59,225	2,883,665

Real Estate Management & Development 4.39%
Cushman & Wakefield PLC*	205,841	2,838,547
Marcus & Millichap, Inc.	43,163	1,647,100
Total		4,485,647

Semiconductors & Semiconductor Equipment 2.55%
Silicon Motion Technology Corp. ADR	47,735	2,606,808

Trading Companies & Distributors 3.44%
GMS, Inc.*	20,414	1,721,717
MRC Global, Inc.*	121,962	1,790,402
Total		3,512,119
Total Common Stocks (cost $87,595,359)		101,894,402
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.29%

Repurchase Agreements 0.29%
Repurchase Agreement dated 1/31/2025, 2.050% due 2/3/2025 with Fixed Income Clearing Corp. collateralized by $293,100 of U.S. Treasury Note at 4.375% due 12/15/2026; value: $295,587; proceeds: $289,827 (cost $289,778)	$289,778	$289,778
Total Investments in Securities 100.01% (cost $87,885,137)		102,184,180
Other Assets and Liabilities - Net (0.01)%		(6,417)
Net Assets 100.00%		$102,177,763

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(concluded)

FOCUSED SMALL CAP VALUE FUND January 31, 2025

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$101,894,402	$–	$–	$101,894,402
Short-Term Investments
Repurchase Agreements	–	289,778	–	289,778
Total	$101,894,402	$289,778	$–	$102,184,180

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND January 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.54%

COMMON STOCKS 99.54%

Aerospace & Defense 4.28%
Boeing Co.*	200,557	$35,402,322
RTX Corp.	389,680	50,249,236
Total		85,651,558

Banks 7.50%
JPMorgan Chase & Co.	338,928	90,595,454
Wells Fargo & Co.	753,377	59,366,108
Total		149,961,562

Biotechnology 4.86%
AbbVie, Inc.	212,257	39,034,062
Gilead Sciences, Inc.	364,360	35,415,792
United Therapeutics Corp.*	64,908	22,793,743
Total		97,243,597

Building Products 3.20%
Allegion PLC (Ireland)(a)	273,824	36,344,659
Masco Corp.	348,956	27,665,232
Total		64,009,891

Capital Markets 7.63%
Charles Schwab Corp.	607,315	50,237,097
KKR & Co., Inc.	207,059	34,593,347
Morgan Stanley	283,265	39,212,374
Nasdaq, Inc.	346,272	28,512,036
Total		152,554,854

Construction & Engineering 1.32%
EMCOR Group, Inc.	58,885	26,384,013

Construction Materials 1.78%
CRH PLC	359,989	35,649,711

Consumer Finance 1.53%
American Express Co.	96,136	30,518,373
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 3.25%
BJ’s Wholesale Club Holdings, Inc.*	362,188	$35,874,721
Target Corp.	211,577	29,178,584
Total		65,053,305

Electric: Utilities 3.36%
Entergy Corp.	313,956	25,455,552
FirstEnergy Corp.	548,316	21,822,977
NextEra Energy, Inc.	277,829	19,881,443
Total		67,159,972

Electronic Equipment, Instruments & Components 3.23%
Jabil, Inc.	166,900	27,106,229
TD SYNNEX Corp.	262,506	37,409,730
Total		64,515,959

Energy Equipment & Services 1.16%
Schlumberger NV	575,174	23,168,009

Financial Services 3.18%
Fiserv, Inc.*	189,258	40,887,299
PayPal Holdings, Inc.*	255,640	22,644,591
Total		63,531,890

Health Care Equipment & Supplies 1.50%
Becton Dickinson & Co.	121,455	30,072,258

Health Care Providers & Services 5.51%
Labcorp Holdings, Inc.	162,339	40,552,282
McKesson Corp.	57,287	34,071,443
UnitedHealth Group, Inc.	65,309	35,429,480
Total		110,053,205

Industrial REITS 1.56%
Prologis, Inc.	261,456	31,178,628

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND January 31, 2025

Investments	Shares	Fair Value
Insurance 8.40%
Allstate Corp.	157,165	$30,227,544
Aon PLC Class A	102,941	38,172,582
Arch Capital Group Ltd.	366,224	34,084,468
Arthur J Gallagher & Co.	120,312	36,312,568
RenaissanceRe Holdings Ltd.	125,528	29,195,302
Total		167,992,464

Interactive Media & Services 3.26%
Alphabet, Inc. Class A	319,470	65,178,269

Life Sciences Tools & Services 1.44%
Thermo Fisher Scientific, Inc.	48,027	28,708,139

Machinery 5.59%
AGCO Corp.	287,410	30,014,226
Cummins, Inc.	110,122	39,230,963
Parker-Hannifin Corp.	60,225	42,582,086
Total		111,827,275

Metals & Mining 1.57%
Steel Dynamics, Inc.	244,436	31,336,695

Oil, Gas & Consumable Fuels 5.63%
Diamondback Energy, Inc.	204,992	33,692,485
Expand Energy Corp.	372,795	37,875,972
Shell PLC ADR	622,177	40,970,356
Total		112,538,813

Pharmaceuticals 2.33%
Merck & Co., Inc.	277,558	27,428,282
Teva Pharmaceutical Industries Ltd. ADR*	1,076,070	19,078,721
Total		46,507,003
Investments	Shares	Fair Value
Real Estate Management & Development 1.82%
CBRE Group, Inc. Class A*	251,316	$36,375,478

Semiconductors & Semiconductor Equipment 2.72%
KLA Corp.	25,438	18,779,349
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	169,775	35,537,303
Total		54,316,652

Software 2.11%
Microsoft Corp.	101,663	42,196,245

Specialty Retail 4.81%
AutoZone, Inc.*	9,510	31,860,497
Best Buy Co., Inc.	331,769	28,485,686
Lowe’s Cos., Inc.	137,922	35,865,237
Total		96,211,420

Technology Hardware, Storage & Peripherals 1.50%
NetApp, Inc.	245,681	29,997,650

Textiles, Apparel & Luxury Goods 1.86%
Ralph Lauren Corp.	148,907	37,182,078

Trading Companies & Distributors 1.65%
AerCap Holdings NV (Ireland)(a)	344,707	32,953,989
Total Common Stocks (cost $1,271,040,366)		1,990,028,955

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND January 31, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.21%

Repurchase Agreements 1.21%
Repurchase Agreement dated 1/31/2025, 2.050% due 2/3/2025 with Fixed Income Clearing Corp. collateralized by $24,441,700 of U.S. Treasury Note at 4.375% due 12/15/2026; value: $24,648,532; proceeds: $24,169,321 (cost $24,165,193)	$24,165,193	$24,165,193
Total Investments in Securities 100.75% (cost $1,295,205,559)		2,014,194,148
Other Assets and Liabilities - Net (0.75)%		(14,899,347)
Net Assets 100.00%		$1,999,294,801

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,990,028,955	$–	$–	$1,990,028,955
Short-Term Investments
Repurchase Agreements	–	24,165,193	–	24,165,193
Total	$1,990,028,955	$24,165,193	$–	$2,014,194,148

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)

GLOBAL EQUITY FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 94.57%

COMMON STOCKS 93.82%

Australia 1.11%

Diversified REITS 0.74%
Charter Hall Group	100,937	$970,511

Health Care Technology 0.23%
Pro Medicus Ltd.	1,751	299,659

Metals & Mining 0.14%
BHP Group Ltd.	7,702	189,159
Total Australia		1,459,329

Austria 2.15%

Banks
BAWAG Group AG†	31,340	2,833,056

Brazil 1.60%

Broadline Retail
MercadoLibre, Inc.*	1,095	2,104,798

Canada 1.19%

Consumer Staples Distribution & Retail 0.31%
Alimentation Couche-Tard, Inc.	7,809	412,385

Insurance 0.88%
Manulife Financial Corp.	38,793	1,160,040
Total Canada		1,572,425

China 4.02%

Beverages 0.48%
Kweichow Moutai Co. Ltd. Class A	3,181	631,999

Broadline Retail 0.76%
PDD Holdings, Inc. ADR*	8,909	997,006
Investments	Shares	U.S. $ Fair Value
China (continued)

Gas Utilities 0.67%
ENN Energy Holdings Ltd.	129,798	$883,542

Interactive Media & Services 0.79%
Tencent Holdings Ltd.	19,683	1,035,624

Marine Transportation 1.32%
SITC International Holdings Co. Ltd.	733,873	1,745,283
Total China		5,293,454

Denmark 0.30%

Pharmaceuticals
Novo Nordisk AS Class B	4,615	389,620

France 2.08%

Beverages 0.14%
Pernod Ricard SA	1,618	184,791

Oil, Gas & Consumable Fuels 1.32%
Gaztransport Et Technigaz SA	11,363	1,735,820

Textiles, Apparel & Luxury Goods 0.62%
LVMH Moet Hennessy Louis Vuitton SE	1,119	818,441
Total France		2,739,052

Germany 0.40%

Chemicals
FUCHS SE	15,332	522,925

India 0.48%

Commercial Services & Supplies
CMS Info Systems Ltd.	127,808	636,588

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
Ireland 1.19%

Information Technology Services 0.44%
Accenture PLC Class A	1,525	$587,049

Trading Companies & Distributors 0.75%
AerCap Holdings NV	10,325	987,070
Total Ireland		1,574,119

Japan 6.46%

Building Products 1.10%
Sanwa Holdings Corp.	46,459	1,454,073

Electrical Equipment 0.71%
Fuji Electric Co. Ltd.	19,622	934,889

Entertainment 0.39%
Nintendo Co. Ltd.	7,761	509,158

Health Care Equipment & Supplies 0.62%
Hoya Corp.	6,100	819,144

Information Technology Services 0.42%
SCSK Corp.	24,672	546,264

Insurance 1.93%
Sompo Holdings, Inc.	91,169	2,542,343

Professional Services 1.29%
TechnoPro Holdings, Inc.	85,379	1,704,213
Total Japan		8,510,084

Mexico 1.31%

Banks
Grupo Financiero Banorte SAB de CV Class O	250,665	1,732,228

Peru 1.42%

Banks
Intercorp Financial Services, Inc.	62,730	1,868,099
Investments	Shares	U.S. $ Fair Value
Singapore 0.27%

Semiconductors & Semiconductor Equipment
STMicroelectronics NV	15,652	$349,680

Spain 1.66%

Electric: Utilities
Iberdrola SA	153,303	2,166,411
Iberdrola SA*	2,017	28,542
		2,194,953

Switzerland 1.35%

Capital Markets 0.94%
Partners Group Holding AG	819	1,244,183

Health Care Equipment & Supplies 0.41%
Straumann Holding AG Registered Shares	3,811	540,460
Total Switzerland		1,784,643

Taiwan 3.44%

Communications Equipment 0.82%
Accton Technology Corp.	47,000	1,079,279

Semiconductors & Semiconductor Equipment 2.62%
Realtek Semiconductor Corp.	23,537	387,675
Taiwan Semiconductor Manufacturing Co. Ltd.	92,036	3,071,526
		3,459,201
Total Taiwan		4,538,480

United Kingdom 7.31%

Broadline Retail 1.70%
B&M European Value Retail SA	101,062	403,480
Next PLC	14,937	1,835,901
		2,239,381

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Capital Markets 0.46%
London Stock Exchange Group PLC	4,087	$608,178

Household Durables 0.84%
Persimmon PLC	71,300	1,113,377

Personal Care Products 1.53%
Unilever PLC	35,177	2,014,834

Tobacco 2.21%
Imperial Brands PLC	86,296	2,910,561

Trading Companies & Distributors 0.57%
Ashtead Group PLC	11,565	753,713
Total United Kingdom		9,640,044

United States 56.08%

Aerospace & Defense 0.24%
TransDigm Group, Inc.	233	315,328

Banks 3.71%
East West Bancorp, Inc.	27,225	2,803,358
JPMorgan Chase & Co.	7,809	2,087,346
		4,890,704

Biotechnology 1.48%
AbbVie, Inc.	5,908	1,086,481
Vertex Pharmaceuticals, Inc.*	1,879	867,497
		1,953,978

Broadline Retail 4.74%
Amazon.com, Inc.*	26,290	6,248,607

Building Products 1.45%
Allegion PLC	11,683	1,550,684
Builders FirstSource, Inc.*	2,156	360,656
		1,911,340
Investments	Shares	U.S. $ Fair Value
United States (continued)

Capital Markets 2.23%
Ameriprise Financial, Inc.	2,337	$1,269,833
Moody’s Corp.	3,346	1,671,126
		2,940,959

Construction Materials 1.14%
CRH PLC	15,184	1,503,672

Consumer Staples Distribution & Retail 0.63%
BJ’s Wholesale Club Holdings, Inc.*	8,348	826,869

Distributors 0.44%
Pool Corp.	1,697	584,192

Entertainment 1.76%
Netflix, Inc.*	2,380	2,324,689

Financial Services 1.74%
Visa, Inc. Class A	6,713	2,294,503

Ground Transportation 1.12%
Uber Technologies, Inc.*	22,002	1,470,834

Health Care Equipment & Supplies 1.12%
Dexcom, Inc.*	9,382	814,639
Intuitive Surgical, Inc.*	1,154	659,950
		1,474,589

Health Care Providers & Services 4.26%
Cigna Group	4,968	1,461,635
McKesson Corp.	2,435	1,448,216
Molina Healthcare, Inc.*	2,844	882,806
UnitedHealth Group, Inc.	3,363	1,824,394
		5,617,051

Household Durables 1.05%
PulteGroup, Inc.	12,222	1,390,619

Insurance 0.69%
Aon PLC Class A	2,437	903,688

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
United States (continued)

Interactive Media & Services 9.41%
Alphabet, Inc. Class A	33,389	$6,812,024
Meta Platforms, Inc. Class A	8,107	5,587,182
		12,399,206

Machinery 1.02%
Crane Co.	4,540	773,253
Parker-Hannifin Corp.	807	570,589
		1,343,842

Media 0.77%
Trade Desk, Inc. Class A*	8,581	1,018,393

Oil, Gas & Consumable Fuels 1.47%
Shell PLC	58,982	1,936,658

Semiconductors & Semiconductor Equipment 6.40%
Broadcom, Inc.	11,392	2,520,708
KLA Corp.	335	247,310
NVIDIA Corp.	47,209	5,668,385
		8,436,403

Software 6.97%
Adobe, Inc.*	2,568	1,123,372
Cadence Design Systems, Inc.*	580	172,620
Datadog, Inc. Class A*	4,870	694,998
Intuit, Inc.	1,124	676,097
Manhattan Associates, Inc.*	1,688	352,100
Microsoft Corp.	9,323	3,869,604
Salesforce, Inc.	5,638	1,926,504
SPS Commerce, Inc.*	1,979	365,482
		9,180,777

Specialty Retail 0.37%
Lowe’s Cos., Inc.	1,889	491,216

Technology Hardware, Storage & Peripherals 0.81%
Apple, Inc.	4,510	1,064,360
Investments	Shares	U.S. $ Fair Value
United States (continued)

Trading Companies & Distributors 1.06%
Core & Main, Inc. Class A*	24,740	$1,396,326
Total United States		73,918,803
Total Common Stocks (cost $111,854,125)		123,662,380

PREFERRED STOCKS 0.75%

Germany 0.75%

Chemicals 0.75%
FUCHS SE	21,791	990,466
Total Preferred Stocks (cost $967,959)		990,466
Total Long-Term Investments (cost $112,822,084)		124,652,846

	Principal Amount
SHORT-TERM INVESTMENTS 4.37%

Repurchase Agreements 4.37%
Repurchase Agreement dated 1/31/2025, 2.050% due 2/3/2025 with Fixed Income Clearing Corp. collateralized by $5,825,900 of U.S. Treasury Note at 4.375% due 12/15/2026; value: $5,875,220; proceeds: $5,760,957 (cost $5,759,973)	$5,759,973	5,759,973
Total Investments in Securities 98.94% (cost $118,582,057)		130,412,819
Other Assets and Liabilities - Net 1.06%		1,397,611
Net Assets 100.00%		$131,810,430

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(concluded)

GLOBAL EQUITY FUND January 31, 2025

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2025, the total value of Rule 144A securities was $2,833,056, which represents 2.15% of net assets.
*	Non-income producing security.

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$1,459,329	$–	$1,459,329
Austria	–	2,833,056	–	2,833,056
China	997,006	4,296,448	–	5,293,454
Denmark	–	389,620	–	389,620
France	–	2,739,052	–	2,739,052
Germany	–	522,925	–	522,925
India	–	636,588	–	636,588
Japan	–	8,510,084	–	8,510,084
Singapore	–	349,680	–	349,680
Spain	–	2,194,953	–	2,194,953
Switzerland	–	1,784,643	–	1,784,643
Taiwan	–	4,538,480	–	4,538,480
United Kingdom	–	9,640,044	–	9,640,044
United States	71,982,145	1,936,658	–	73,918,803
Remaining Countries	8,851,669	–	–	8,851,669
Preferred Stocks	–	990,466	–	990,466
Short-Term Investments
Repurchase Agreements	–	5,759,973	–	5,759,973
Total	$81,830,820	$48,581,999	$–	$130,412,819

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

GROWTH LEADERS FUND January 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.07%

COMMON STOCKS 98.07%

Aerospace & Defense 3.07%
Axon Enterprise, Inc.*	244,464	$159,434,532
TransDigm Group, Inc.	50,475	68,309,836
Total		227,744,368

Automobiles 3.23%
Tesla, Inc.*	592,222	239,613,021

Biotechnology 5.15%
Argenx SE ADR*	246,199	161,292,351
Insmed, Inc.*	634,310	48,575,460
Natera, Inc.*	976,089	172,689,666
Total		382,557,477

Broadline Retail 7.73%
Amazon.com, Inc.*	1,947,717	462,933,376
MercadoLibre, Inc. (Uruguay)*(a)	57,626	110,768,121
Total		573,701,497

Building Products 0.50%
Trane Technologies PLC (Ireland)(a)	101,454	36,802,438

Capital Markets 1.60%
ARES Management Corp. Class A	301,829	59,828,544
Evercore, Inc. Class A	202,437	58,963,825
Total		118,792,369

Communications Equipment 1.89%
Arista Networks, Inc.*	1,219,051	140,471,247

Construction & Engineering 1.02%
EMCOR Group, Inc.	169,338	75,873,584

Consumer Staples Distribution & Retail 1.02%
Costco Wholesale Corp.	77,520	75,960,298

Electrical Equipment 0.88%
Vertiv Holdings Co. Class A	557,228	65,206,821
Investments	Shares	Fair Value
Entertainment 6.97%
Netflix, Inc.*	267,365	$261,151,438
Spotify Technology SA (Sweden)*(a)	467,386	256,384,590
Total		517,536,028

Financial Services 1.33%
Toast, Inc. Class A*	2,414,554	98,803,550

Health Care Equipment & Supplies 5.20%
Boston Scientific Corp.*	1,269,712	129,967,720
Glaukos Corp.*	666,386	104,249,426
Intuitive Surgical, Inc.*	265,072	151,589,375
Total		385,806,521

Hotels, Restaurants & Leisure 2.92%
Cava Group, Inc.*	657,354	88,775,658
DoorDash, Inc. Class A*	676,292	127,704,218
Total		216,479,876

Information Technology Services 4.56%
Cloudflare, Inc. Class A*	648,854	89,801,394
Shopify, Inc. Class A (Canada)*(a)	1,362,161	159,100,405
Wix.com Ltd. (Israel)*(a)	375,951	89,810,934
Total		338,712,733

Interactive Media & Services 13.41%
Alphabet, Inc. Class A	1,392,300	284,057,046
Meta Platforms, Inc. Class A	715,381	493,026,277
Reddit, Inc. Class A*	1,094,392	218,385,924
Total		995,469,247

Media 1.59%
Trade Desk, Inc. Class A*	994,885	118,072,952

Semiconductors & Semiconductor Equipment 10.31%
Astera Labs, Inc.*	621,018	62,983,645
Broadcom, Inc.	536,862	118,791,455
NVIDIA Corp.	4,315,207	518,126,904

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND January 31, 2025

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	311,677	$65,240,230
Total		765,142,234

Software 20.15%
Agilysys, Inc.*	47,153	4,254,144
AppLovin Corp. Class A*	439,374	162,388,237
Atlassian Corp. Class A (Australia)*(a)	278,589	85,493,392
Crowdstrike Holdings, Inc. Class A*	208,839	83,132,541
CyberArk Software Ltd. (Israel)*(a)	567,095	210,380,903
Datadog, Inc. Class A*	450,326	64,266,023
Guidewire Software, Inc.*	453,291	95,766,790
HubSpot, Inc.*	167,142	130,292,203
Microsoft Corp.	564,505	234,303,445
Oracle Corp.	452,535	76,958,102
Palantir Technologies, Inc. Class A*	1,803,455	148,767,003
Samsara, Inc. Class A*	1,200,975	61,850,213
ServiceNow, Inc.*	135,851	138,347,941
Total		1,496,200,937

Specialty Retail 1.58%
Carvana Co.*	475,599	117,701,241

Technology Hardware, Storage & Peripherals 3.96%
Apple, Inc.	1,246,340	294,136,240
Total Common Stocks (cost $4,497,358,654)		7,280,784,679
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.07%

Repurchase Agreements 2.07%
Repurchase Agreement dated 1/31/2025, 2.050% due 2/3/2025 with Fixed Income Clearing Corp. collateralized by $114,100,600 of U.S. Treasury Note at 4.250% due 12/31/2026; $41,810,200 of U.S. Treasury Note at 4.375% due 12/15/2026; value: $156,751,221; proceeds: $153,703,802 (cost $153,677,549)	$153,677,549	$153,677,549
Total Investments in Securities 100.14% (cost $4,651,036,203)		7,434,462,228
Other Assets and Liabilities – Net (0.14)%		(10,465,362)
Net Assets 100.00%		$7,423,996,866

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

GROWTH LEADERS FUND January 31, 2025

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$7,280,784,679	$–	$–	$7,280,784,679
Short-Term Investments
Repurchase Agreements	–	153,677,549	–	153,677,549
Total	$7,280,784,679	$153,677,549	$–	$7,434,462,228

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)

HEALTH CARE FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 98.01%

COMMON STOCKS 98.01%

Belgium 1.74%

Pharmaceuticals
UCB SA	773	$150,390

Canada 1.11%

Biotechnology
Xenon Pharmaceuticals, Inc.*	2,416	96,592

Denmark 3.28%

Biotechnology 1.49%
Zealand Pharma AS*	1,266	128,646

Pharmaceuticals 1.79%
Novo Nordisk AS Class B	1,840	155,341
Total Denmark		283,987

Israel 0.64%

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR*	3,125	55,406

Japan 2.56%

Health Care Equipment & Supplies 1.36%
Terumo Corp.	6,276	117,825

Pharmaceuticals 1.20%
Daiichi Sankyo Co. Ltd.	3,729	103,966
Total Japan		221,791

Netherlands 3.55%

Biotechnology
Argenx SE*	399	263,395
Argenx SE*	67	44,692
		308,087
Investments	Shares	U.S. $ Fair Value
Spain 1.66%

Biotechnology
Pharma Mar SA	1,507	$144,159

Sweden 1.46%

Biotechnology
Swedish Orphan Biovitrum AB*	4,186	126,775

Switzerland 2.51%

Health Care Equipment & Supplies 0.49%
Straumann Holding AG Registered Shares	297	42,119

Life Sciences Tools & Services 1.53%
Lonza Group AG Registered Shares	210	133,160

Pharmaceuticals 0.49%
Galderma Group AG*	349	42,420
Total Switzerland		217,699

United Kingdom 1.63%

Pharmaceuticals
AstraZeneca PLC	688	96,578
Verona Pharma PLC ADR*	787	45,095
		141,673

United States 77.87%

Biotechnology 28.25%
ADMA Biologics, Inc.*	6,209	100,275
Akero Therapeutics, Inc.*	1,171	63,328
Arcellx, Inc.*	2,079	141,642
Blueprint Medicines Corp.*	1,354	152,366
Bridgebio Pharma, Inc.*	1,765	60,381
CareDx, Inc.*	3,409	79,430
Crinetics Pharmaceuticals, Inc.*	1,082	43,605
Gilead Sciences, Inc.	2,265	220,158

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HEALTH CARE FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
United States (continued)

Biotechnology (continued)
Insmed, Inc.*	1,432	$109,663
Janux Therapeutics, Inc.*	1,853	80,568
Krystal Biotech, Inc.*	279	44,567
Madrigal Pharmaceuticals, Inc.*	193	64,616
Mirum Pharmaceuticals, Inc.*	2,204	107,732
Natera, Inc.*	1,657	293,156
Nuvalent, Inc. Class A*	1,174	100,741
Revolution Medicines, Inc.*	1,888	81,090
Rhythm Pharmaceuticals, Inc.*	736	43,740
Scholar Rock Holding Corp.*	2,578	104,100
SpringWorks Therapeutics, Inc.*	1,755	65,813
Twist Bioscience Corp.*	835	43,729
United Therapeutics Corp.*	297	104,297
Vaxcyte, Inc.*	1,175	103,776
Vera Therapeutics, Inc.*	1,875	69,900
Veracyte, Inc.*	2,282	103,785
Vericel Corp.*	1,147	67,145
		2,449,603

Health Care Equipment & Supplies 23.73%
Alcon AG	1,312	119,510
Artivion, Inc.*	1,389	43,003
Boston Scientific Corp.*	3,730	381,803
Ceribell, Inc.*	3,929	90,406
Cooper Cos., Inc.*	860	83,033
Glaukos Corp.*	1,363	213,228
Globus Medical, Inc. Class A*	1,394	129,252
Insulet Corp.*	478	133,066
Intuitive Surgical, Inc.*	697	398,600
Penumbra, Inc.*	263	70,213
PROCEPT BioRobotics Corp.*	1,610	116,725
Stryker Corp.	713	278,990
		2,057,829
Investments	Shares	U.S. $ Fair Value
United States (continued)

Health Care Providers & Services 7.13%
Cencora, Inc.	719	$182,777
Encompass Health Corp.	1,022	101,454
GeneDx Holdings Corp.*	1,092	81,736
Guardant Health, Inc.*	1,884	88,510
UnitedHealth Group, Inc.	302	163,832
		618,309

Health Care Technology 1.82%
Doximity, Inc. Class A*	1,960	115,836
Waystar Holding Corp.*	1,049	42,159
		157,995

Life Sciences Tools & Services 6.08%
Agilent Technologies, Inc.	624	94,549
Bio-Techne Corp.	1,134	83,406
Danaher Corp.	391	87,091
Repligen Corp.*	547	90,917
Thermo Fisher Scientific, Inc.	287	171,554
		527,517

Pharmaceuticals 10.86%
Eli Lilly & Co.	738	598,577
Evolus, Inc.*	3,066	42,832
Merck & Co., Inc.	656	64,826
Tarsus Pharmaceuticals, Inc.*	4,384	235,684
		941,919
Total United States		6,753,172
Total Common Stocks (cost $6,241,636)		8,499,731

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

HEALTH CARE FUND January 31, 2025

Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 1.85%

Repurchase Agreements 1.85%
Repurchase Agreement dated 1/31/2025, 2.050% due 2/3/2025 with Fixed Income Clearing Corp. collateralized by $162,900 of U.S. Treasury Note at 4.375% due 12/15/2026; value: $164,353; proceeds: $161,012 (cost $160,985)	$160,985	$160,985
Total Investments in Securities 99.86% (cost $6,402,621)		8,660,716
Other Assets and Liabilities - Net 0.14%		11,795
Net Assets 100.00%		$8,672,511

ADR	American Depositary Receipt.
*	Non-income producing security.

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

HEALTH CARE FUND January 31, 2025

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Belgium	$–	$150,390	$–	$150,390
Denmark	–	283,987	–	283,987
Japan	–	221,791	–	221,791
Netherlands	–	308,087	–	308,087
Spain	–	144,159	–	144,159
Switzerland	42,420	175,279	–	217,699
United Kingdom	45,095	96,578	–	141,673
Remaining Countries	7,031,945	–	–	7,031,945
Short-Term Investments
Repurchase Agreements	–	160,985	–	160,985
Total	$7,119,460	$1,541,256	$–	$8,660,716

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)

INTERNATIONAL EQUITY FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 98.00%

COMMON STOCKS 97.26%

Australia 3.06%

Diversified REITS 0.53%
Charter Hall Group	185,000	$1,778,779

Industrial REITS 0.54%
Goodman Group	82,000	1,828,613

Insurance 0.50%
QBE Insurance Group Ltd.	131,000	1,690,916

Metals & Mining 1.18%
BHP Group Ltd.	161,687	3,970,981

Software 0.31%
WiseTech Global Ltd.	13,980	1,058,324
Total Australia		10,327,613

Austria 2.44%

Banks
BAWAG Group AG†	49,459	4,470,967
Erste Group Bank AG	61,579	3,785,805
		8,256,772

Brazil 0.74%

Broadline Retail
MercadoLibre, Inc.*	1,304	2,506,536

Canada 1.17%

Metals & Mining 0.61%
Teck Resources Ltd. Class B	50,844	2,078,503

Oil, Gas & Consumable Fuels 0.56%
Imperial Oil Ltd.	28,400	1,889,034
Total Canada		3,967,537
Investments	Shares	U.S. $ Fair Value
China 4.48%

Automobiles 0.80%
BYD Co. Ltd. Class H	77,324	$2,717,191

Broadline Retail 1.20%
Alibaba Group Holding Ltd.	329,500	4,041,805

Hotels, Restaurants & Leisure 0.67%
Trip.com Group Ltd. ADR*	32,400	2,273,508

Interactive Media & Services 1.28%
Tencent Holdings Ltd.	81,847	4,306,395

Textiles, Apparel & Luxury Goods 0.53%
ANTA Sports Products Ltd.	167,600	1,783,136
Total China		15,122,035

Denmark 0.74%

Pharmaceuticals
Novo Nordisk AS Class B	29,473	2,488,246

France 11.69%

Aerospace & Defense 1.25%
Safran SA	16,973	4,207,543

Building Products 1.87%
Cie de Saint-Gobain SA	67,356	6,316,201

Chemicals 1.03%
Air Liquide SA	20,008	3,495,034

Health Care Equipment & Supplies 1.48%
EssilorLuxottica SA	18,204	4,996,245

Hotels, Restaurants & Leisure 0.48%
Sodexo SA	22,000	1,624,984

Information Technology Services 0.35%
Capgemini SE	6,525	1,191,012

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
France (continued)

Insurance 1.29%
AXA SA	114,713	$4,351,885

Media 0.68%
Publicis Groupe SA	21,551	2,291,990

Oil, Gas & Consumable Fuels 1.01%
TotalEnergies SE	58,991	3,417,475

Personal Care Products 0.65%
L’Oreal SA	5,930	2,200,221

Textiles, Apparel & Luxury Goods 1.60%
LVMH Moet Hennessy Louis Vuitton SE	7,404	5,415,318
Total France		39,507,908

Germany 11.97%

Aerospace & Defense 0.74%
Rheinmetall AG	3,182	2,487,796

Banks 0.66%
Commerzbank AG	115,599	2,232,107

Construction Materials 0.78%
Heidelberg Materials AG	18,851	2,652,637

Diversified Telecommunication Services 1.67%
Deutsche Telekom AG Registered Shares	168,526	5,653,872

Electrical Equipment 0.62%
Siemens Energy AG*	35,000	2,082,405

Insurance 2.83%
Allianz SE Registered Shares	18,791	6,127,113
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	6,345	3,439,195
		9,566,308
		U.S. $
Investments	Shares	Fair Value
Germany (continued)

Real Estate Management & Development 0.66%
Vonovia SE	73,193	$2,239,208

Software 2.99%
SAP SE	36,639	10,096,760

Textiles, Apparel & Luxury Goods 1.02%
adidas AG	13,082	3,449,199
Total Germany		40,460,292

Hong Kong 1.26%

Insurance 0.63%
AIA Group Ltd.	301,200	2,117,479

Machinery 0.63%
Techtronic Industries Co. Ltd.	159,500	2,145,129
Total Hong Kong		4,262,608

India 4.22%

Banks 0.95%
ICICI Bank Ltd. ADR	111,522	3,197,336

Electric: Utilities 0.65%
Power Grid Corp. of India Ltd.	631,749	2,193,907

Health Care Providers & Services 0.35%
Max Healthcare Institute Ltd.	97,847	1,194,547

Oil, Gas & Consumable Fuels 0.47%
Reliance Industries Ltd.	108,576	1,580,091

Personal Care Products 0.54%
Hindustan Unilever Ltd.	63,802	1,814,982

Pharmaceuticals 0.31%
Mankind Pharma Ltd.*	38,042	1,065,348

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
India (continued)

Wireless Telecommunication Services 0.95%
Bharti Airtel Ltd.	171,853	$3,214,424
Total India		14,260,635

Ireland 0.74%

Trading Companies & Distributors
AerCap Holdings NV	26,147	2,499,653

Italy 2.96%

Banks 0.94%
UniCredit SpA	69,283	3,181,702

Beverages 0.73%
Coca-Cola HBC AG	71,473	2,481,139

Electrical Equipment 1.29%
Prysmian SpA	62,583	4,353,214
Total Italy		10,016,055

Japan 16.53%

Automobiles 0.48%
Toyota Motor Corp.	85,800	1,627,584

Banks 3.03%
Mizuho Financial Group, Inc.	154,600	4,257,036
Sumitomo Mitsui Financial Group, Inc.	242,421	5,974,004
		10,231,040

Building Products 0.94%
Sanwa Holdings Corp.	101,800	3,186,134

Consumer Staples Distribution & Retail 0.82%
Seven & i Holdings Co. Ltd.	172,600	2,755,344

Electronic Equipment, Instruments & Components 0.68%
TDK Corp.	191,300	2,312,301
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Entertainment 1.12%
Nintendo Co. Ltd.	57,900	$3,798,509

Health Care Equipment & Supplies 1.61%
Hoya Corp.	19,700	2,645,431
Terumo Corp.	148,700	2,791,680
		5,437,111

Industrial Conglomerates 2.20%
Hitachi Ltd.	295,000	7,416,423

Information Technology Services 1.08%
Fujitsu Ltd.	188,400	3,643,610

Insurance 1.33%
Sompo Holdings, Inc.	161,700	4,509,175

Machinery 1.38%
Ebara Corp.	137,600	2,266,567
Mitsubishi Heavy Industries Ltd.	163,200	2,388,472
		4,655,039

Textiles, Apparel & Luxury Goods 0.88%
Asics Corp.	133,100	2,966,816

Trading Companies & Distributors 0.98%
ITOCHU Corp.	72,256	3,326,959
Total Japan		55,866,045

Netherlands 0.62%

Chemicals
Akzo Nobel NV	36,677	2,083,181

Philippines 0.52%

Banks
BDO Unibank, Inc.	748,000	1,763,226

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
Singapore 1.09%

Banks
DBS Group Holdings Ltd.	112,500	$3,682,341

South Korea 2.19%

Aerospace & Defense 0.61%
Hanwha Aerospace Co. Ltd.*	7,491	2,052,431

Automobiles 0.38%
Kia Corp.	18,499	1,290,820

Banks 0.55%
KB Financial Group, Inc.	29,600	1,854,478

Electrical Equipment 0.65%
LS Electric Co. Ltd.*	13,900	2,195,745
Total South Korea		7,393,474

Spain 2.69%

Banks 0.52%
Banco Bilbao Vizcaya Argentaria SA	155,000	1,764,668

Electric: Utilities 1.27%
Iberdrola SA	297,935	4,210,286
Iberdrola SA*	5,137	72,687
		4,282,973

Specialty Retail 0.90%
Industria de Diseno Textil SA	56,300	3,056,000
Total Spain		9,103,641

Sweden 0.88%

Machinery
Atlas Copco AB Class A	177,735	2,969,198
Investments	Shares	U.S. $ Fair Value
Switzerland 2.43%

Capital Markets 0.81%
Julius Baer Group Ltd.	38,957	$2,737,287

Life Sciences Tools & Services 1.10%
Lonza Group AG Registered Shares	5,857	3,713,878

Textiles, Apparel & Luxury Goods 0.52%
Cie Financiere Richemont SA Class A	9,124	1,763,838
Total Switzerland		8,215,003

Taiwan 5.84%

Communications Equipment 0.41%
Accton Technology Corp.	60,000	1,377,803

Electronic Equipment, Instruments & Components 0.47%
Hon Hai Precision Industry Co. Ltd.	297,000	1,585,871

Semiconductors & Semiconductor Equipment 4.51%
Taiwan Semiconductor Manufacturing Co. Ltd.	456,714	15,241,955

Technology Hardware, Storage & Peripherals 0.45%
Quanta Computer, Inc.	193,000	1,530,130
Total Taiwan		19,735,759

United Kingdom 8.28%

Banks 1.13%
HSBC Holdings PLC	363,549	3,796,948

Capital Markets 1.66%
London Stock Exchange Group PLC	18,299	2,723,037
St. James’s Place PLC	222,913	2,894,666
		5,617,703

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2025

		U.S. $
Investments	Shares	Fair Value
United Kingdom (continued)

Electric: Utilities 0.50%
SSE PLC	84,162	$1,695,487

Insurance 0.44%
Lancashire Holdings Ltd.	185,644	1,493,868

Personal Care Products 1.63%
Unilever PLC	96,327	5,517,323

Pharmaceuticals 1.07%
AstraZeneca PLC	25,609	3,594,878

Professional Services 1.10%
RELX PLC	74,815	3,715,046

Tobacco 0.75%
Imperial Brands PLC	74,993	2,529,337
Total United Kingdom		27,960,590

United States 10.72%

Construction Materials 1.80%
CRH PLC	61,400	6,075,070

Electrical Equipment 2.33%
Schneider Electric SE	31,042	7,873,016

Entertainment 0.73%
Spotify Technology SA*	4,494	2,465,184

Health Care Equipment & Supplies 0.72%
Alcon AG	26,826	2,447,975
Investments	Shares	U.S. $ Fair Value
United States (continued)

Interactive Media & Services 0.94%
Meta Platforms, Inc. Class A	4,616	$3,181,255

Oil, Gas & Consumable Fuels 1.77%
Shell PLC	182,318	5,986,362

Pharmaceuticals 1.65%
Eli Lilly & Co.	2,234	1,811,953
Sanofi SA	34,542	3,754,095
		5,566,048

Semiconductors & Semiconductor Equipment 0.78%
Broadcom, Inc.	8,150	1,803,350
NVIDIA Corp.	6,853	822,840
		2,626,190
Total United States		36,221,100
Total Common Stocks (cost $258,554,616)		328,669,448

PREFERRED STOCKS 0.74%

Germany 0.74%

Household Products 0.74%
Henkel AG & Co. KGaA	28,500	2,490,041
Total Preferred Stocks (cost $2,551,653)		2,490,041
Total Long-Term Investments (cost $261,106,269)		331,159,489

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2025

Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 1.59%

Repurchase Agreements 1.59%
Repurchase Agreement dated 1/31/2025, 2.050% due 2/3/2025 with Fixed Income Clearing Corp. collateralized by $5,446,900 of U.S. Treasury Note at 4.375% due 12/15/2026; value: $5,493,025; proceeds: $5,386,168 (cost $5,385,248)	$5,385,248	$5,385,248
Total Investments in Securities 99.59% (cost $266,491,517)		336,544,737
Other Assets and Liabilities - Net 0.41%		1,375,027
Net Assets 100.00%		$337,919,764

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2025, the total value of Rule 144A securities was $4,470,967, which represents 1.32% of net assets.
*	Non-income producing security.

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL EQUITY FUND January 31, 2025

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$2,506,536	$–	$–	$2,506,536
Canada	3,967,537	–	–	3,967,537
China	2,273,508	12,848,527	–	15,122,035
France	1,624,984	37,882,924	–	39,507,908
India	3,197,336	11,063,299	–	14,260,635
Ireland	2,499,653	–	–	2,499,653
Philippines	1,763,226	–	–	1,763,226
United Kingdom	1,493,868	26,466,722	–	27,960,590
United States	10,084,582	26,136,518	–	36,221,100
Remaining Countries	–	184,860,228	–	184,860,228
Preferred Stocks	2,490,041	–	–	2,490,041
Short-Term Investments
Repurchase Agreements	–	5,385,248	–	5,385,248
Total	$31,901,271	$304,643,466	$–	$336,544,737

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.13%

COMMON STOCKS 97.13%

Australia 2.63%

Automobile Components 1.01%
Amotiv Ltd.	453,173	$3,016,221

Insurance 0.81%
Steadfast Group Ltd.	680,000	2,442,852

Trading Companies & Distributors 0.81%
Redox Ltd.	925,000	2,429,435
Total Australia		7,888,508

Austria 2.15%

Banks
BAWAG Group AG†	71,376	6,452,207

Canada 9.30%

Capital Markets 0.88%
TMX Group Ltd.	85,000	2,630,681

Consumer Staples Distribution & Retail 0.66%
North West Co., Inc.	61,800	1,974,742

Electronic Equipment, Instruments & Components 0.49%
Celestica, Inc.*	12,000	1,481,640

Gas Utilities 1.10%
Brookfield Infrastructure Corp. Class A	78,889	3,293,216

Metals & Mining 2.27%
Alamos Gold, Inc. Class A	223,929	4,682,425
Capstone Copper Corp.*	381,100	2,134,485
		6,816,910
Investments	Shares	U.S. $ Fair Value
Canada (continued)

Oil, Gas & Consumable Fuels 2.16%
MEG Energy Corp.	90,600	$1,485,532
Topaz Energy Corp.	75,000	1,292,703
Whitecap Resources, Inc.	563,000	3,707,235
		6,485,470

Retail REITS 1.31%
First Capital Real Estate Investment Trust	342,200	3,913,279

Trading Companies & Distributors 0.43%
Finning International, Inc.	51,500	1,285,950
Total Canada		27,881,888

China 0.67%

Textiles, Apparel & Luxury Goods
Xtep International Holdings Ltd.	2,600,000	2,009,020

Denmark 1.51%

Beverages 0.93%
Royal Unibrew AS	40,454	2,796,440

Biotechnology 0.58%
Zealand Pharma AS*	16,959	1,723,311
Total Denmark		4,519,751

Faeroe Islands 0.76%

Food Products
Bakkafrost P	40,000	2,284,715

Finland 1.12%

Containers & Packaging
Huhtamaki OYJ	91,000	3,359,934

France 4.39%

Electrical Equipment 0.55%
Nexans SA	17,000	1,658,777

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
France (continued)

Household Durables 0.68%
Kaufman & Broad SA	59,000	$2,029,940

Oil, Gas & Consumable Fuels 1.11%
Gaztransport Et Technigaz SA	21,749	3,322,393

Personal Care Products 0.75%
Interparfums SA	49,644	2,262,571

Software 1.30%
Planisware SA*	128,781	3,893,698
Total France		13,167,379

Germany 5.26%

Interactive Media & Services 1.61%
Scout24 SE†	49,500	4,813,474

Life Sciences Tools & Services 0.43%
Gerresheimer AG	18,367	1,286,430

Machinery 1.06%
RENK Group AG	125,000	3,173,959

Real Estate Management & Development 0.50%
TAG Immobilien AG*	100,433	1,492,581

Wireless Telecommunication Services 1.66%
Freenet AG	161,579	4,985,101
Total Germany		15,751,545

Greece 1.47%

Banks
Alpha Services & Holdings SA	2,392,221	4,401,100

Hong Kong 0.51%

Semiconductors & Semiconductor Equipment
ASMPT Ltd.	165,200	1,525,504
Investments	Shares	U.S. $ Fair Value
India 0.71%

Commercial Services & Supplies
CMS Info Systems Ltd.	425,399	$2,118,833

Indonesia 1.52%

Real Estate Management & Development 0.72%
Pakuwon Jati Tbk. PT	89,313,100	2,158,856

Specialty Retail 0.80%
Map Aktif Adiperkasa PT	39,786,100	2,392,048
Total Indonesia		4,550,904

Ireland 0.76%

Hotels, Restaurants & Leisure
Dalata Hotel Group PLC	462,534	2,272,009

Israel 1.34%

Capital Markets
Tel Aviv Stock Exchange Ltd.	354,657	4,020,271

Italy 5.74%

Automobile Components 0.75%
Pirelli & C SpA†	375,000	2,256,593

Health Care Equipment & Supplies 0.86%
DiaSorin SpA	24,000	2,570,581

Hotels, Restaurants & Leisure 1.23%
Lottomatica Group SpA	240,833	3,685,737

Leisure Products 0.61%
Sanlorenzo SpA	49,000	1,808,672

Personal Care Products 0.69%
Intercos SpA	140,100	2,075,283

Textiles, Apparel & Luxury Goods 1.60%
Brunello Cucinelli SpA	37,366	4,803,918
Total Italy		17,200,784

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
Japan 23.79%

Banks 1.61%
Mebuki Financial Group, Inc.	1,090,000	$4,819,451

Beverages 1.41%
Coca-Cola Bottlers Japan Holdings, Inc.	271,900	4,230,557

Building Products 2.32%
Sanwa Holdings Corp.	221,700	6,938,762

Chemicals 1.50%
Aica Kogyo Co. Ltd.	99,400	2,074,069
Kansai Paint Co. Ltd.	179,000	2,425,854
		4,499,923

Commercial Services & Supplies 0.68%
Japan Elevator Service Holdings Co. Ltd.	105,000	2,032,379

Construction & Engineering 0.59%
SHO-BOND Holdings Co. Ltd.	54,600	1,769,327

Distributors 0.79%
PALTAC Corp.	85,230	2,381,630

Electronic Equipment, Instruments & Components 1.24%
Azbil Corp.	492,400	3,709,099

Food Products 0.69%
Nichirei Corp.	81,800	2,078,346

Information Technology Services 2.22%
NS Solutions Corp.	120,476	3,064,519
Simplex Holdings, Inc.	192,100	3,588,519
		6,653,038
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Machinery 4.61%
DMG Mori Co. Ltd.	145,400	$2,345,293
Fujitec Co. Ltd.	102,800	3,913,185
Kawasaki Heavy Industries Ltd.	50,000	2,258,373
Miura Co. Ltd.	125,000	3,012,182
Organo Corp.	46,000	2,277,028
		13,806,061

Media 0.41%
Kadokawa Corp.	58,800	1,244,088

Real Estate Management & Development 0.51%
Tokyu Fudosan Holdings Corp.	237,800	1,526,838

Software 2.14%
Money Forward, Inc.*	91,400	2,529,475
OBIC Business Consultants Co. Ltd.	77,600	3,890,039
		6,419,514

Specialty Retail 1.49%
JINS Holdings, Inc.	97,700	4,456,134

Wireless Telecommunication Services 1.58%
Okinawa Cellular Telephone Co.	171,918	4,720,506
Total Japan		71,285,653

Jordan 1.60%

Pharmaceuticals
Hikma Pharmaceuticals PLC	169,264	4,810,228

Mexico 0.66%

Consumer Finance
Gentera SAB de CV	1,502,820	1,971,898

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
Netherlands 1.71%

Insurance 1.07%
ASR Nederland NV	65,000	$3,203,005

Semiconductors & Semiconductor Equipment 0.64%
BE Semiconductor Industries NV	15,083	1,923,556
Total Netherlands		5,126,561

New Zealand 0.42%

Transportation Infrastructure
Port of Tauranga Ltd.	340,000	1,246,772

Peru 1.43%

Banks
Intercorp Financial Services, Inc.	144,356	4,298,922

South Korea 0.60%

Banks
BNK Financial Group, Inc.	215,000	1,792,192

Spain 1.96%

Air Freight & Logistics 1.06%
Logista Integral SA	105,000	3,172,572

Containers & Packaging 0.90%
Vidrala SA	26,421	2,705,396
Total Spain		5,877,968

Sweden 2.12%

Commercial Services & Supplies 1.48%
Loomis AB	139,468	4,439,024

Leisure Products 0.64%
Thule Group AB†	60,000	1,899,730
Total Sweden		6,338,754
Investments	Shares	U.S. $ Fair Value
Switzerland 5.20%

Building Products 2.21%
Belimo Holding AG Registered Shares	4,250	$3,101,389
dormakaba Holding AG	4,900	3,518,493
		6,619,882

Capital Markets 0.99%
EFG International AG	190,000	2,972,514

Life Sciences Tools & Services 1.02%
Siegfried Holding AG Registered Shares	1,347	1,512,954
Tecan Group AG Registered Shares	6,000	1,540,298
		3,053,252

Machinery 0.98%
Sulzer AG Registered Shares	18,156	2,947,240
Total Switzerland		15,592,888

Taiwan 1.88%

Electronic Equipment, Instruments & Components 0.46%
Chroma ATE, Inc.	122,000	1,373,875

Semiconductors & Semiconductor Equipment 1.42%
Realtek Semiconductor Corp.	125,000	2,058,861
Visual Photonics Epitaxy Co. Ltd.	450,000	2,205,943
		4,264,804
Total Taiwan		5,638,679

United Kingdom 15.92%

Aerospace & Defense 0.88%
Chemring Group PLC	671,488	2,642,318

Broadline Retail 0.45%
B&M European Value Retail SA	334,429	1,335,175

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Capital Markets 3.93%
Man Group PLC	882,677	$2,332,725
Marex Group PLC	124,846	4,455,754
St. James’s Place PLC	385,000	4,999,469
		11,787,948

Chemicals 0.45%
Victrex PLC	110,000	1,352,978

Construction & Engineering 0.45%
Renew Holdings PLC	150,000	1,358,842

Construction Materials 1.12%
Breedon Group PLC	619,923	3,351,280

Food Products 2.54%
Cranswick PLC	52,000	3,249,529
Premier Foods PLC	900,000	2,095,678
Tate & Lyle PLC	278,578	2,271,062
		7,616,269

Health Care Equipment & Supplies 1.02%
ConvaTec Group PLC†	1,000,000	3,048,941

Household Durables 0.88%
Persimmon PLC	168,907	2,637,549

Insurance 1.24%
Lancashire Holdings Ltd.	459,653	3,698,804

Residential REITS 1.27%
UNITE Group PLC	357,729	3,788,993

Specialized REITS 0.61%
Big Yellow Group PLC	155,247	1,838,286
Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Trading Companies & Distributors 1.08%
Ashtead Technology Holdings PLC	250,000	$1,732,759
Howden Joinery Group PLC	150,000	1,516,130
		3,248,889
Total United Kingdom		47,706,272
Total Common Stocks (cost $260,044,452)		291,091,139

	Principal Amount

SHORT-TERM INVESTMENTS 1.89%

Repurchase Agreements 1.89%
Repurchase Agreement dated 1/31/2025, 2.050% due 2/3/2025 with Fixed Income Clearing Corp. collateralized by $5,713,800 of U.S. Treasury Note at 4.375% due 12/15/2026; value: $5,762,238; proceeds: $5,650,041 (cost $5,649,076)	$5,649,076	5,649,076
Total Investments in Securities 99.02% (cost $265,693,528)		296,740,215
Other Assets and Liabilities – Net 0.98%		2,937,628
Net Assets 100.00%		$299,677,843

REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2025, the total value of Rule 144A securities was $18,470,945, which represents 6.16% of net assets.
*	Non-income producing security.

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2025

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$27,881,888	$–	$–	$27,881,888
Faeroe Islands	2,284,715	–	–	2,284,715
France	3,893,698	9,273,681	–	13,167,379
Indonesia	4,550,904	–	–	4,550,904
Ireland	2,272,009	–	–	2,272,009
Jordan	4,810,228	–	–	4,810,228
Mexico	1,971,898	–	–	1,971,898
New Zealand	1,246,772	–	–	1,246,772
Peru	4,298,922	–	–	4,298,922
United Kingdom	24,046,130	23,660,142	–	47,706,272
Remaining Countries	–	180,900,152	–	180,900,152
Short-Term Investments
Repurchase Agreements	–	5,649,076	–	5,649,076
Total	$77,257,164	$219,483,051	$–	$296,740,215

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERNATIONAL VALUE FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.79%

COMMON STOCKS 96.79%

Australia 3.74%

Industrial REITS 0.65%
Goodman Group	115,359	$2,572,524

Insurance 0.93%
QBE Insurance Group Ltd.	286,249	3,694,831

Metals & Mining 2.16%
BHP Group Ltd.	351,367	8,629,462
Total Australia		14,896,817

Austria 4.33%

Banks 3.56%
BAWAG Group AG†	61,090	5,522,380
Erste Group Bank AG	140,976	8,667,039
		14,189,419

Construction Materials 0.77%
Wienerberger AG	105,379	3,076,225
Total Austria		17,265,644

Canada 3.50%

Insurance 1.25%
Manulife Financial Corp.	166,267	4,971,936

Metals & Mining 0.78%
Teck Resources Ltd. Class B	76,296	3,116,726

Oil, Gas & Consumable Fuels 1.47%
Pembina Pipeline Corp.	162,507	5,865,839
Total Canada		13,954,501

China 0.69%

Marine Transportation
SITC International Holdings Co. Ltd.	1,162,000	2,763,446
Investments	Shares	U.S. $ Fair Value
France 11.81%

Aerospace & Defense 1.14%
Thales SA	28,031	$4,537,524

Banks 0.65%
Societe Generale SA	80,449	2,604,137

Building Products 1.72%
Cie de Saint-Gobain SA	73,298	6,873,403

Capital Markets 0.72%
Amundi SA†	41,061	2,890,521

Diversified Telecommunication Services 0.90%
Orange SA	332,655	3,577,540

Gas Utilities 0.92%
Rubis SCA	139,839	3,654,861

Hotels, Restaurants & Leisure 1.32%
Sodexo SA	71,256	5,263,175

Information Technology Services 0.93%
Capgemini SE	20,519	3,728,637

Insurance 2.15%
AXA SA	225,907	8,570,268

Media 1.36%
Publicis Groupe SA	50,847	5,407,676
Total France		47,107,742

Germany 5.80%

Air Freight & Logistics 0.20%
Deutsche Post AG Registered Shares	21,938	789,830

Chemicals 1.06%
FUCHS SE	123,909	4,226,134

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
Germany (continued)

Health Care Providers & Services 2.14%
Fresenius SE & Co. KGaA*	223,296	$8,544,537

Household Products 1.29%
Henkel AG & Co. KGaA	66,802	5,160,274

Real Estate Management & Development 1.11%
Vonovia SE	144,156	4,410,193
Total Germany		23,130,968

Indonesia 0.76%

Banks
Bank Negara Indonesia Persero Tbk. PT	10,365,087	3,015,517

Ireland 1.30%

Trading Companies & Distributors
AerCap Holdings NV	54,337	5,194,617

Italy 3.24%

Beverages 1.33%
Coca-Cola HBC AG	152,563	5,296,126

Electric: Utilities 1.91%
Enel SpA	1,075,269	7,642,677
Total Italy		12,938,803

Japan 16.54%

Automobiles 1.38%
Toyota Motor Corp.	290,000	5,501,158

Banks 4.59%
Mizuho Financial Group, Inc.	360,700	9,932,166
Sumitomo Mitsui Financial Group, Inc.	339,589	8,368,524
		18,300,690
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Building Products 1.32%
Sanwa Holdings Corp.	169,000	$5,289,359

Electrical Equipment 1.18%
Fuji Electric Co. Ltd.	98,801	4,707,367

Electronic Equipment, Instruments & Components 0.75%
Murata Manufacturing Co. Ltd.	189,951	2,984,281

Entertainment 1.27%
Nintendo Co. Ltd.	77,400	5,077,799

Industrial Conglomerates 1.16%
Hitachi Ltd.	183,950	4,624,580

Insurance 2.15%
Sompo Holdings, Inc.	307,081	8,563,277

Machinery 1.51%
Ebara Corp.	191,980	3,162,322
Kawasaki Heavy Industries Ltd.	63,000	2,845,550
		6,007,872

Trading Companies & Distributors 1.23%
ITOCHU Corp.	106,475	4,902,540
Total Japan		65,958,923

Mexico 0.72%

Banks
Grupo Financiero Banorte SAB de CV Class O	417,668	2,886,307

Netherlands 2.48%

Chemicals 1.45%
Akzo Nobel NV	102,030	5,795,102

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
Netherlands (continued)

Insurance 1.03%
NN Group NV	89,075	$4,088,208
Total Netherlands		9,883,310

Poland 1.18%

Banks
Powszechna Kasa Oszczednosci Bank Polski SA	287,887	4,723,281

Singapore 1.44%

Banks
United Overseas Bank Ltd.	208,208	5,723,563

South Korea 0.64%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	71,456	2,551,960

Spain 3.05%

Banks 0.81%
CaixaBank SA	532,693	3,224,582

Electric: Utilities 2.24%
Iberdrola SA	620,424	8,767,559
Iberdrola SA*	10,554	149,337
		8,916,896
Total Spain		12,141,478

Sweden 1.76%

Automobile Components 0.77%
Autoliv, Inc. SDR	31,392	3,051,765

Commercial Services & Supplies 0.99%
Loomis AB	124,133	3,950,937
Total Sweden		7,002,702
Investments	Shares	U.S. $ Fair Value
Taiwan 1.11%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd.	132,514	$4,422,401

United Kingdom 18.93%

Banks 4.69%
HSBC Holdings PLC	1,129,743	11,799,168
Lloyds Banking Group PLC	8,984,720	6,908,029
		18,707,197

Broadline Retail 1.23%
Next PLC	39,796	4,891,311

Capital Markets 2.00%
Man Group PLC	1,196,468	3,162,008
St. James’s Place PLC	369,320	4,795,854
		7,957,862

Electric: Utilities 1.74%
SSE PLC	343,795	6,925,927

Food Products 0.98%
Tate & Lyle PLC	480,888	3,920,362

Health Care Equipment & Supplies 1.08%
Smith & Nephew PLC	340,435	4,317,099

Household Durables 0.44%
Persimmon PLC	112,117	1,750,751

Insurance 1.30%
Direct Line Insurance Group PLC	362,619	1,204,058
Lancashire Holdings Ltd.	495,463	3,986,965
		5,191,023

Personal Care Products 1.99%
Unilever PLC	138,392	7,926,681

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Residential REITS 1.04%
UNITE Group PLC	392,290	$4,155,056

Tobacco 2.44%
Imperial Brands PLC	288,783	9,739,970
Total United Kingdom		75,483,239

United States 13.77%

Construction Materials 1.58%
CRH PLC	63,727	6,305,310

Oil, Gas & Consumable Fuels 5.30%
BP PLC	841,977	4,355,793
Shell PLC ADR	254,434	16,754,479
		21,110,272

Pharmaceuticals 6.89%
Novartis AG Registered Shares	81,450	8,525,922
Roche Holding AG	26,007	8,175,865
Sanofi SA	99,244	10,786,040
		27,487,827
Total United States		54,903,409
Total Common Stocks (cost $341,975,415)		385,948,628
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 2.60%

Repurchase Agreements 2.60%
Repurchase Agreement dated 1/31/2025, 2.050% due 2/3/2025 with Fixed Income Clearing Corp. collateralized by $10,535,700 of U.S. Treasury Note at 4.250% due 12/31/2026; value: $10,580,715; proceeds: $10,374,854 (cost $10,373,082)	$10,373,082	$10,373,082
Total Investments in Securities 99.39% (cost $352,348,497)		396,321,710
Other Assets and Liabilities – Net 0.61%		2,439,901
Net Assets 100.00%		$398,761,611

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
SDR	Swedish Depository Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2025, the total value of Rule 144A securities was $8,412,901, which represents 2.11% of net assets.
*	Non-income producing security.

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL VALUE FUND January 31, 2025

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$13,954,501	$–	$–	$13,954,501
France	5,263,175	41,844,567	–	47,107,742
Ireland	5,194,617	–	–	5,194,617
Mexico	2,886,307	–	–	2,886,307
United Kingdom	9,111,385	66,371,854	–	75,483,239
United States	16,754,479	38,148,930	–	54,903,409
Remaining Countries	–	186,418,813	–	186,418,813
Short-Term Investments
Repurchase Agreements	–	10,373,082	–	10,373,082
Total	$53,164,464	$343,157,246	$–	$396,321,710

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND January 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.47%

COMMON STOCKS 96.47%

Aerospace & Defense 3.31%
Intuitive Machines, Inc.*(a)	66,752	$1,447,183
Kratos Defense & Security Solutions, Inc.*	156,596	5,225,609
Total		6,672,792

Beverages 1.81%
Vita Coco Co., Inc.*	97,468	3,649,202

Biotechnology 18.76%
89bio, Inc.*	166,323	1,596,701
Arcellx, Inc.*	30,176	2,055,891
CareDx, Inc.*	89,202	2,078,406
Centessa Pharmaceuticals PLC ADR*	126,170	2,134,796
Janux Therapeutics, Inc.*	49,266	2,142,086
Mirum Pharmaceuticals, Inc.*	84,552	4,132,902
Nurix Therapeutics, Inc.*	81,754	1,611,371
Rhythm Pharmaceuticals, Inc.*	29,794	1,770,657
Scholar Rock Holding Corp.*	111,656	4,508,669
Travere Therapeutics, Inc.*	74,297	1,520,117
Twist Bioscience Corp.*	21,383	1,119,828
uniQure NV (Netherlands)*(b)	112,799	1,775,456
Vera Therapeutics, Inc.*	60,117	2,241,162
Veracyte, Inc.*	92,352	4,200,169
Vericel Corp.*	26,592	1,556,696
Viridian Therapeutics, Inc.*	76,349	1,479,644
Xenon Pharmaceuticals, Inc. (Canada)*(b)	48,391	1,934,672
Total		37,859,223

Capital Markets 1.46%
Piper Sandler Cos.	9,278	2,942,425

Commercial Services & Supplies 1.11%
VSE Corp.	21,889	2,240,339
Investments	Shares	Fair Value
Construction & Engineering 2.96%
Argan, Inc.	14,873	$2,034,627
Primoris Services Corp.	34,560	2,653,171
Sterling Infrastructure, Inc.*	8,972	1,277,792
Total		5,965,590

Consumer Staples Distribution & Retail 4.19%
Chefs’ Warehouse, Inc.*	78,826	4,245,568
Natural Grocers by Vitamin Cottage, Inc.	96,503	4,201,741
Total		8,447,309

Diversified Consumer Services 6.77%
OneSpaWorld Holdings Ltd. (Bahamas)(b)	195,524	4,176,393
Stride, Inc.*	28,522	3,847,618
Universal Technical Institute, Inc.*	205,624	5,640,266
Total		13,664,277

Electrical Equipment 1.00%
Powell Industries, Inc.	8,386	2,010,795

Electronic Equipment, Instruments & Components 4.80%
OSI Systems, Inc.*	23,304	4,577,838
PAR Technology Corp.*	36,685	2,662,964
Powerfleet, Inc. NJ*	415,171	2,453,661
Total		9,694,463

Entertainment 1.22%
IMAX Corp. (Canada)*(b)	104,649	2,464,484

Financial Services 3.96%
Paymentus Holdings, Inc. Class A*	133,156	4,255,666
Payoneer Global, Inc.*	351,711	3,728,136
Total		7,983,802

Food Products 2.32%
Vital Farms, Inc.*	106,969	4,693,265

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND January 31, 2025

Investments	Shares	Fair Value
Health Care Equipment & Supplies 6.83%
Artivion, Inc.*	90,764	$2,810,053
Beta Bionics, Inc.*	30,102	716,729
Ceribell, Inc.*(a)	70,023	1,611,229
CVRx, Inc.*	89,984	1,437,944
NeuroPace, Inc.*	71,737	987,101
PROCEPT BioRobotics Corp.*	47,079	3,413,228
UFP Technologies, Inc.*	10,218	2,806,476
Total		13,782,760

Health Care Providers & Services 1.91%
GeneDx Holdings Corp.*	51,588	3,861,362

Hotels, Restaurants & Leisure 1.26%
Sweetgreen, Inc. Class A*	59,884	1,971,381
Xponential Fitness, Inc. Class A*	34,096	570,426
Total		2,541,807

Information Technology Services 2.23%
Grid Dynamics Holdings, Inc.*	199,598	4,508,919

Interactive Media & Services 2.06%
Grindr, Inc.*	232,659	4,150,637

Personal Care Products 1.06%
Oddity Tech Ltd. Class A (Israel)*(a)(b)	45,034	2,149,022

Pharmaceuticals 4.97%
Enliven Therapeutics, Inc.*	71,947	1,572,762
Evolus, Inc.*	117,520	1,641,754
Tarsus Pharmaceuticals, Inc.*	126,982	6,826,552
Total		10,041,068

Professional Services 3.28%
CRA International, Inc.	18,067	3,316,740
Willdan Group, Inc.*	93,359	3,299,774
Total		6,616,514
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 2.99%
Ambarella, Inc.*	39,836	$3,056,218
Credo Technology Group Holding Ltd.*	28,815	2,017,626
Impinj, Inc.*	7,602	964,618
Total		6,038,462

Software 13.48%
Agilysys, Inc.*	18,785	1,694,783
Alkami Technology, Inc.*	134,194	4,668,609
Cellebrite DI Ltd. (Israel)*(b)	176,129	4,234,141
Core Scientific, Inc.*	176,666	2,167,692
Life360, Inc.*	72,001	3,291,886
Opera Ltd. ADR	116,846	2,140,619
SimilarWeb Ltd. (Israel)*(b)	130,728	2,119,101
Viant Technology, Inc. Class A*	49,455	1,094,439
Weave Communications, Inc.*	263,974	4,308,055
Zeta Global Holdings Corp. Class A*	80,978	1,485,946
Total		27,205,271

Specialty Retail 1.11%
Warby Parker, Inc. Class A*	80,524	2,231,320

Trading Companies & Distributors 1.62%
Xometry, Inc. Class A*	98,646	3,276,034
Total Common Stocks (cost $142,758,088)		194,691,142

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND January 31, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 4.75%

Repurchase Agreements 3.49%
Repurchase Agreement dated 1/31/2025, 2.050% due 2/3/2025 with Fixed Income Clearing Corp. collateralized by $7,113,400 of U.S. Treasury Note at 4.375% due 12/15/2026; value: $7,173,642; proceeds: $7,034,083 (cost $7,032,881)	$7,032,881	$7,032,881

Time Deposits 0.13%
CitiBank N.A.(c) (cost $254,338)	254,338	254,338
Investments	Shares	Fair Value
Money Market Funds 1.13%
Fidelity Government Portfolio(c) (cost $2,289,046)	2,289,046	$2,289,046
Total Short-Term Investments (cost $9,576,265)		9,576,265
Total Investments in Securities 101.22% (cost $152,334,353)		204,267,407
Other Assets and Liabilities – Net (1.22)%		(2,457,403)
Net Assets 100.00%		$201,810,004

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$194,691,142	$–	$–	$194,691,142
Short-Term Investments
Repurchase Agreements	–	7,032,881	–	7,032,881
Time Deposits	–	254,338	–	254,338
Money Market Funds	2,289,046	–	–	2,289,046
Total	$196,980,188	$7,287,219	$–	$204,267,407

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND January 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.80%

COMMON STOCKS 99.80%

Aerospace & Defense 1.63%
Curtiss-Wright Corp.	62,578	$21,710,811

Automobile Components 0.68%
Gentherm, Inc.*	236,205	9,011,221

Banks 4.74%
East West Bancorp, Inc.	228,805	23,560,051
First BanCorp	956,543	19,857,833
Wintrust Financial Corp.	150,679	19,710,320
Total		63,128,204

Biotechnology 1.00%
United Therapeutics Corp.*	38,098	13,378,875

Building Products 2.08%
Allegion PLC (Ireland)(a)	208,762	27,708,980

Capital Markets 8.30%
Cboe Global Markets, Inc.	122,137	24,956,253
Moelis & Co. Class A	366,933	28,727,185
SEI Investments Co.	238,895	20,683,529
TPG, Inc.	539,660	36,292,135
Total		110,659,102

Chemicals 2.84%
Avient Corp.	516,410	22,153,989
HB Fuller Co.	247,900	15,649,927
Total		37,803,916

Commercial Services & Supplies 1.89%
Brady Corp. Class A	337,640	25,150,804

Construction & Engineering 1.88%
EMCOR Group, Inc.	55,914	25,052,827

Construction Materials 1.68%
Eagle Materials, Inc.	86,953	22,324,313
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 2.62%
BJ’s Wholesale Club Holdings, Inc.*	352,850	$34,949,793

Electric: Utilities 1.44%
IDACORP, Inc.	174,981	19,237,411

Electronic Equipment, Instruments & Components 8.68%
Advanced Energy Industries, Inc.	216,195	24,879,720
Belden, Inc.	258,666	30,126,829
Jabil, Inc.	100,617	16,341,207
Littelfuse, Inc.	83,688	19,947,872
TD SYNNEX Corp.	170,857	24,348,831
Total		115,644,459

Energy Equipment & Services 1.83%
TechnipFMC PLC (United Kingdom)(a)	812,262	24,408,473

Financial Services 1.44%
Compass Diversified Holdings	901,548	19,157,895

Ground Transportation 3.01%
Landstar System, Inc.	113,145	18,630,456
Saia, Inc.*	44,827	21,521,891
Total		40,152,347

Health Care Equipment & Supplies 5.09%
Cooper Cos., Inc.*	187,800	18,132,090
Globus Medical, Inc. Class A*	277,088	25,691,600
Integer Holdings Corp.*	169,174	24,059,926
Total		67,883,616

Hotels, Restaurants & Leisure 3.33%
Choice Hotels International, Inc.(b)	153,973	22,684,842
Texas Roadhouse, Inc.	120,114	21,752,645
Total		44,437,487

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND January 31, 2025

Investments	Shares	Fair Value
Industrial REITS 1.43%
First Industrial Realty Trust, Inc.	356,565	$19,037,005

Insurance 5.04%
American Financial Group, Inc.	185,588	25,343,897
RenaissanceRe Holdings Ltd.	81,529	18,962,015
White Mountains Insurance Group Ltd.	11,832	22,864,867
Total		67,170,779

Leisure Products 3.58%
Acushnet Holdings Corp.	243,050	15,876,026
Brunswick Corp.	221,446	14,934,318
YETI Holdings, Inc.*	454,879	16,948,792
Total		47,759,136

Life Sciences Tools & Services 3.82%
Azenta, Inc.*	387,431	20,940,645
Bio-Techne Corp.	222,727	16,381,571
Charles River Laboratories International, Inc.*	82,139	13,533,222
Total		50,855,438

Machinery 4.24%
AGCO Corp.	144,241	15,063,088
Columbus McKinnon Corp.	556,403	20,264,197
Crane Co.	124,745	21,246,568
Total		56,573,853

Media 1.76%
Criteo SA ADR*	616,307	23,413,503

Metals & Mining 0.95%
Reliance, Inc.	43,704	12,652,308

Oil, Gas & Consumable Fuels 3.57%
Expand Energy Corp.	222,321	22,587,814
Permian Resources Corp.	1,705,414	24,984,315
Total		47,572,129
Investments	Shares	Fair Value
Professional Services 5.52%
Booz Allen Hamilton Holding Corp.	129,210	$16,668,090
Genpact Ltd.	440,663	21,455,881
ICF International, Inc.	101,749	11,875,126
Paylocity Holding Corp.*	114,571	23,546,632
Total		73,545,729

Real Estate Management & Development 1.36%
Marcus & Millichap, Inc.	474,901	18,122,222

Residential REITS 0.94%
American Homes 4 Rent Class A	362,534	12,554,552

Semiconductors & Semiconductor Equipment 1.61%
Silicon Motion Technology Corp. ADR	392,599	21,439,831

Software 5.35%
Commvault Systems, Inc.*	151,436	24,117,697
Descartes Systems Group, Inc. (Canada)*(a)	252,662	29,265,840
Dolby Laboratories, Inc. Class A	214,164	17,931,952
Total		71,315,489

Textiles, Apparel & Luxury Goods 2.00%
Ralph Lauren Corp.	106,911	26,695,677

Trading Companies & Distributors 4.47%
AerCap Holdings NV (Ireland)(a)	247,060	23,618,936
Core & Main, Inc. Class A*	407,754	23,013,636
MRC Global, Inc.*	877,630	12,883,608
Total		59,516,180
Total Common Stocks (cost $987,503,246)		1,330,024,365

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND January 31, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.87%

Repurchase Agreements 0.51%
Repurchase Agreement dated 1/31/2025, 2.050% due 2/3/2025 with Fixed Income Clearing Corp. collateralized by $6,882,400 of U.S. Treasury Note at 4.250% due 12/31/2026; value: $6,911,783; proceeds: $6,777,351 (cost $6,776,193)	$6,776,193	$6,776,193

Time Deposits 0.14%
CitiBank N.A.(c) (cost $1,809,950)	1,809,950	1,809,950
Investments	Shares	Fair Value
Money Market Funds 1.22%
Fidelity Government Portfolio(c) (cost $16,289,548)	16,289,548	$16,289,548
Total Short-Term Investments (cost $24,875,691)		24,875,691
Total Investments in Securities 101.67% (cost $1,012,378,937)		1,354,900,056
Other Assets and Liabilities – Net (1.67)%		(22,221,320)
Net Assets 100.00%		$1,332,678,736

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,330,024,365	$–	$–	$1,330,024,365
Short-Term Investments
Repurchase Agreements	–	6,776,193	–	6,776,193
Time Deposits	–	1,809,950	–	1,809,950
Money Market Funds	16,289,548	–	–	16,289,548
Total	$1,346,313,913	$8,586,143	$–	$1,354,900,056

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	47

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following thirteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Focused Growth Fund (“Focused Growth Fund”), Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”), Lord Abbett Focused Small Cap Value (“Focused Small Cap Value Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Global Equity Fund (“Global Equity Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett Health Care Fund (“Health Care Fund”), Lord Abbett International Equity Fund (“International Equity Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett International Value Fund (“International Value Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”). All funds are diversified except Focused Growth Fund and Focused Large Cap Value Fund.

Each of Focused Large Cap Value Fund’s, Global Equity Fund’s, Health Care Fund’s and International Equity Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund’s, Focused Small Cap Value Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s and Value Opportunities Fund’s investment objective is long-term capital appreciation. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s and Focused Growth Fund’s investment objective is to seek capital appreciation. International Value Fund’s investment objective is to seek a high level of total return.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett, as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other

Notes to Schedule of Investments (unaudited)(continued)

instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 -	unadjusted quoted prices in active markets for identical investments;

●	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(continued)

A summary of inputs used in valuing each Fund’s investments as of January 31, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of January 31, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Micro Cap Growth Fund	$2,507,699	$2,543,384
Value Opportunities Fund	17,687,556	18,099,498

Notes to Schedule of Investments (unaudited)(concluded)

5.	TRANSACTIONS WITH AFFILIATED FUNDS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended January 31, 2025:

Affiliated Fund	Value at 10/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Net Change in Appreciation (Depreciation)	Value at 1/31/2025	Shares as of 1/31/2025	Dividend Income
Lord Abbett Developing Growth Fund, Inc. - Class I	$125,631,946	$260,643	$(6,171,253)	$1,748,991		$3,062,569	$124,532,896	4,131,815	$260,643
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	62,738,156	4,086,825	(1,678,793)	4,066,435	(a)	(934,934)	64,190,864	2,130,463	–
Lord Abbett Securities Trust - International Opportunities Fund - Class I	120,425,318	2,534,129	–	–		(4,901,735)	118,057,712	6,269,661	2,382,741
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	64,645,294	–	(6,269,022)	2,395,157		2,211,154	62,982,583	2,882,498	–
Lord Abbett Research Fund, Inc. - Small - Cap Value Fund - Class I	126,277,568	9,548,506	(6,024,717)	9,126,499	(b)	(3,562,843)	126,064,299	5,904,651	247,791
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	127,069,955	7,940,776	(4,524,579)	7,895,973	(c)	(4,797,111)	125,903,388	6,067,633	259,151
Total				$25,233,055		$(8,922,900)	$621,731,742		$3,150,326

(a)	Includes $4,086,825 of distributed capital gains.
(b)	Includes $9,300,714 of distributed capital gains.
(c)	Includes $7,681,626 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of January 31, 2025, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	%
Lord Abbett Developing Growth Fund, Inc. - Class I	20.03%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.32%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	18.99%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.13%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.28%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.25%
Total	100.00%

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
CyberArk Software Ltd.	2.60%
Glaukos Corp.	2.59%
Cava Group, Inc.	2.25%
Piper Sandler Cos.	2.11%
Wix.com Ltd.	2.03%
Reddit, Inc.	2.01%
Guidewire Software, Inc.	1.95%
Loar Holdings, Inc.	1.94%
Vertex, Inc.	1.88%
Stride, Inc.	1.84%

Holdings by Sector	% of Investments
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market Funds	0.08%
Time Deposits	0.01%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - Focused Small Cap Value Fund

Ten Largest Holdings	% of Investments
Advanced Energy Industries, Inc.	3.23%
White Mountains Insurance Group Ltd.	3.17%
Prosperity Bancshares, Inc.	2.98%
Belden, Inc.	2.97%
Genpact Ltd.	2.82%
MEG Energy Corp.	2.78%
Cushman & Wakefield PLC	2.78%
Brunswick Corp.	2.77%
YETI Holdings, Inc.	2.72%
Avient Corp.	2.72%

Holdings by Sector	% of Investments
Communication Services	2.47%
Consumer Discretionary	7.23%
Consumer Staples	2.26%
Energy	8.22%
Financials	27.19%
Health Care	8.89%
Industrials	19.50%
Information Technology	13.06%
Materials	6.51%
Real Estate	4.39%
Repurchase Agreements	0.28%
Total	100.00%

Lord Abbett Securities Trust - International Opportunities Fund

Ten Largest Holdings	% of Investments
Sanwa Holdings Corp.	2.34%
BAWAG Group AG	2.17%
St. James’s Place PLC	1.68%
Freenet AG	1.68%
Mebuki Financial Group, Inc.	1.62%
Scout24 SE	1.62%
Hikma Pharmaceuticals PLC	1.62%
Brunello Cucinelli SpA	1.62%
Okinawa Cellular Telephone Co.	1.59%
Alamos Gold, Inc.	1.58%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector	% of Investments
Communication Services	5.31%
Consumer Discretionary	12.47%
Consumer Staples	8.53%
Energy	3.31%
Financials	18.35%
Health Care	5.57%
Industrials	20.53%
Information Technology	10.52%
Materials	7.44%
Real Estate	4.96%
Utilities	1.11%
Repurchase Agreements	1.90%
Total	100.00%

Lord Abbett Securities Trust - Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Tarsus Pharmaceuticals, Inc.	3.34%
Universal Technical Institute, Inc.	2.76%
Kratos Defense & Security Solutions, Inc.	2.56%
Vital Farms, Inc.	2.30%
Alkami Technology, Inc.	2.28%
OSI Systems, Inc.	2.24%
Grid Dynamics Holdings, Inc.	2.21%
Scholar Rock Holding Corp.	2.21%
Weave Communications, Inc.	2.11%
Paymentus Holdings, Inc.	2.08%

Holdings by Sector	% of Investments
Communication Services	3.24%
Consumer Discretionary	9.02%
Consumer Staples	9.27%
Financials	5.35%
Health Care	31.73%
Industrials	13.11%
Information Technology	23.24%
Unknown G1	0.35%
Money Market Funds	1.12%
Time Deposits	0.13%
Repurchase Agreements	3.44%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research, Inc. - Small-Cap Value Fund

Ten Largest Holdings	% of Investments
Belden, Inc.	2.79%
Advanced Energy Industries, Inc.	2.45%
Leonardo DRS, Inc.	2.29%
Wintrust Financial Corp.	2.15%
Genpact Ltd.	2.05%
Criteo SA	2.05%
Heritage Financial Corp.	2.03%
Commvault Systems, Inc.	1.98%
Cushman & Wakefield PLC	1.94%
Kemper Corp.	1.93%

Holdings by Sector	% of Investments
Communication Services	3.64%
Consumer Discretionary	5.70%
Consumer Staples	2.71%
Energy	7.46%
Financials	26.46%
Health Care	7.42%
Industrials	21.39%
Information Technology	13.74%
Materials	5.62%
Real Estate	4.32%
Utilities	1.00%
Repurchase Agreements	0.54%
Total	100.00%

Lord Abbett Securities Trust - Value Opportunities Fund

Ten Largest Holdings	% of Investments
TPG, Inc.	2.68%
BJ’s Wholesale Club Holdings, Inc.	2.58%
Belden, Inc.	2.22%
Descartes Systems Group, Inc.	2.16%
Moelis & Co.	2.12%
Allegion PLC	2.05%
Ralph Lauren Corp.	1.97%
Globus Medical, Inc.	1.90%
American Financial Group, Inc.	1.87%
Brady Corp.	1.86%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector	% of Investments
Communication Services	1.73%
Consumer Discretionary	9.44%
Consumer Staples	2.58%
Energy	5.32%
Financials	19.20%
Health Care	9.75%
Industrials	24.31%
Information Technology	15.38%
Materials	5.37%
Real Estate	3.67%
Utilities	1.42%
Repurchase Agreements	0.50%
Money Market Funds	1.20%
Time Deposits	0.13%
Total	100.00%

QPHR-SET-1Q (03/25)